SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 17. SUBSEQUENT EVENTS
On January 17, 2022, the sellers of SmarterChaos redeemed their remaining non-controlling interest held through DMSH Units in exchange for 154,000 shares of Class A Common Stock in DMS, Inc. The non-controlling interest held by the Sellers of SmarterChaos did not include related Class B Common Stock to be retired upon redemption.